Additional Information - Condensed Financial Statements (Condensed Statements of Operations) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
Product development	$ 1,385,138	$ 3,496,393	$ 1,972,160
Selling and marketing	941,760	1,796,980	1,688,740
General and administrative	7,087,924	8,089,086	6,819,998
Total operating expenses	9,414,822	40,608,366	10,480,898
Loss from operations	(12,972,119)	(43,451,138)	(10,968,303)
Interest income	46,540	112,671	619,716
Interest expense	0	(16,365)	(618,504)
Other (expense) / income	745,958	4,101,039	1,728,538
Foreign exchange ( loss) / gain	(226,641)	133,064	224,332
Net loss	(10,727,642)	(34,427,734)	(9,491,138)
Ku6 Media Co., Ltd. [Member]
Operating expenses:
Product development	208,656	269,876	278,168
Selling and marketing	3,802	54,503	30,773
General and administrative	928,506	1,403,657	1,119,757
Total operating expenses	1,140,964	1,728,036	1,428,698
Loss from operations	(1,140,964)	(1,728,036)	(1,428,698)
Interest income	3,463	30,483	349,525
Interest expense	0	0	0
Other (expense) / income	92,144	(739,530)	0
Foreign exchange ( loss) / gain	(76)	355,337	(15,589)
Equity in losses of subsidiaries	(9,682,209)	(32,345,988)	(8,396,376)
Net loss	$ (10,727,642)	$ (34,427,734)	$ (9,491,138)